Class K [Member] Expense Example - Class K - BLACKROCK EMERGING MARKETS FUND, INC. - Class K Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,068